[LOGO OF QUANT FUNDS]

QUANT FUNDS

SEMI-ANNUAL
REPORT

SEPTEMBER 30, 2002

U.S. EQUITY FUNDS
  Quant Small Cap Fund
  Quant Mid Cap Fund
  Quant Growth and Income Fund

INTERNATIONAL EQUITY FUNDS
  Quant Emerging Markets Fund
  Quant Foreign Value Fund


--------------------------------------------------------------------------------

[LOGO]

Q U A N T   F U N D S

November 18, 2002

Dear Fellow Shareholder:

I am pleased to provide you with the Semi-Annual Report for the Quant Funds for the six-month period from April 1, 2002 through September 30, 2002. While the markets were disappointing during this period, the relative Fund performance for the majority of the Funds was positive.

On the domestic side, the Quant Small Cap and Growth and Income Funds outperformed their benchmarks during this period. Strong stock selection in the technology, financial and retail sectors helped contribute to overall returns. Additionally, Fund management continues to find significant buying opportunities in the United States markets, in these particular sectors.

Internationally, the Quant Foreign Value Fund's focus on investing in companies with strong cash flow and high asset values relative to stock price continued to produce attractive relative returns in the difficult international market environment. Companies in the consumer discretionary and basic materials sectors were among the Fund's greatest contributors. Additionally, the Quant Emerging Markets Fund also produced attractive relative returns for the period. Stock selection in health care, technology and Internet software and services sectors contributed to the Fund's overall performance.

While the old adage that "you can't eat relative performance" certainly holds true, at the Quant Funds, we continue to believe that disciplined equity exposure is an important part of a prudent approach to attaining successful long-term investment goals. Even through this period, when it has been difficult to predict investor sentiment, the Fund's managers adhered to a disciplined, consistent investment strategy. We believe this approach has the potential to deliver attractive absolute returns over time. Indeed, towards the end of September, Fund management began to turn more bullish on the equity markets, calling the prevailing gloom "irrational pessimism." Fund management began to see significant buying opportunities as well as "piling on" of negative corporate news, which they believe has the potential to possibly set the stage for future positive surprises. We believe that each of the funds' portfolios remain well positioned to take advantage of the market opportunities in the upcoming year.

We are committed to helping you reach your long-term investment goals. Please access our web site at www.QuantFunds.com where we update fund prices as well as fund and benchmark performance daily. Additionally, we are continually posting new press releases and interactive tools for you to use. Remember, as a shareholder of the Quant Funds, you can access your current and historical account balances daily as well as make subsequent purchases online. For potential shareholders, we have an interactive online mutual fund application that makes it simple to open a new Quant Funds account. We believe you will be extremely pleased at how easy it is to open an account with the Quant Funds.

We continue to strive to provide value to our shareholders by remaining devoted to our discipline and our long-term view of the market. We are available by phone (1-800-326-2151) or email (info@quantfunds.com) at any time to answer your questions and provide assistance. We encourage you to check our web site weekly at www.QuantFunds.com. Thank you very much and we look forward to successful investing endeavors.

Sincerely,

/s/ Willard L. Umphrey

Willard L. Umphrey
President

 55 Old Bedford Road, Lincoln, MA 01773 o voice 800-326-2151 o fax 781-259-1166
         o www.QuantFunds.com o Distributed by U.S. Boston Capital Corp.

            1


  QUANT FUNDS
[LOGO] -------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS September 30, 2002 (Unaudited)
QUANT SMALL CAP FUND
--------------------------------------------------------------------------------

COMMON STOCK--98.6%

 Shares             Value

APPAREL & TEXTILES--2.6%
  Oakley, Inc. (a)                                    41,865       $   420,743
  Osh Kosh B'Gosh, Inc.                               26,110           897,140
-----------
  1,317,883
-----------
BROADCASTING & CABLE TV--3.2%
  Entercom Communications Corporation (a)             21,235         1,005,902
  Regent Communications, Inc. (a)                    125,480           637,438
-----------
  1,643,340
-----------
CHEMICALS--4.1%
  Airgas, Inc. (a)                                    76,240         1,001,031
  Georgia Gulf Corporation                            47,570         1,087,926
-----------
  2,088,957
-----------
COMPUTERS & BUSINESS EQUIPMENT--5.7%
  ATI Technologies Inc. (a)                          270,875         1,351,666
  Henry (Jack) & Associates Inc.                      34,230           425,479
  Titan Corporation (a)                              115,180         1,105,728
-----------
  2,882,873
-----------
CONSTRUCTION MATERIAL--1.1%
  Florida Rock Industries, Inc.                       18,130           554,053
-----------
DRUG & HEALTHCARE--14.2%
  BioTransplant Incorporated (a)                      91,793           159,720
  HEALTHSOUTH Corporation (a)                         87,325           362,399
  NBTY, Inc. (a)                                      69,885           907,107
  Priority Healthcare Corporation (a)                 89,460         2,254,392
  Schein (Henry), Inc. (a)                            22,765         1,200,854
  STERIS Corporation (a)                              92,750         2,310,402
-----------
  7,194,874
-----------
ELECTRIC UTILITIES--1.0%
  Westar Energy Inc.                                  50,325           506,270
-----------
ELECTRICAL EQUIPMENT--0.9%
  Cable Design Technologies Corporation (a)           71,812           439,489
-----------
ENERGY EQUIPMENT & SERVICES--3.4%
  Core Laboratories N.V. (a)                          91,015           852,810
  GlobalSantaFe Corporation                           38,222           854,262
-----------
  1,707,072
-----------
ENTERTAINMENT & RECREATION--6.7%
  4 Kids Entertainment Inc. (a)                       20,360           483,143
  Blockbuster Inc.                                    51,515         1,277,572
  International Speedway Corporation                  33,725         1,339,894
  JAKKS Pacific, Inc. (a)                             28,580           317,781
-----------
  3,418,390
-----------
FINANCIAL SERVICES--4.4%
  Cash America International, Inc.                    82,630           676,740
  IndyMac Bancorp, Inc. (a)                           79,790         1,537,553
-----------
  2,214,293
-----------
FOOD & BEVERAGE--2.0%
  Bunge Limited                                       24,825           600,765
  Whole Foods Market, Inc. (a)                         8,980           384,703
-----------
    985,468
-----------

 Shares             Value

HOTEL & RESTAURANTS--3.2%
  Cheesecake Factory Incorporated (a)                 12,805       $   381,973
  RARE Hospitality International, Inc. (a)            30,245           708,338
  Ryan's Family Steak Houses, Inc. (a)                43,312           527,107
-----------
  1,617,418
-----------
INSURANCE--10.2%
  Brown & Brown, Inc.                                 39,240         1,177,200
  Everest Re Group, Ltd.                              29,080         1,595,329
  RenaissanceRe Holdings Ltd.                         63,675         2,406,278
-----------
  5,178,807
-----------
MISCELLANEOUS--1.4%
  Actuant Corporation (a)                             15,755           581,360
  SureBeam Corporation (a)                            80,464           144,835
-----------
    726,195
-----------
OFFICE SUPPLIES--2.1%
  Office Depot, Inc. (a)                              88,895         1,096,964
-----------
OIL & GAS OPERATIONS--4.7%
  Chesapeake Energy Corporation (a)                  362,101         2,389,867
-----------
REAL ESTATE--15.1%
  Arden Realty, Inc.                                  46,220         1,093,103
  CarrAmerica Realty Corporation                      21,545           542,288
  Duke Realty Corporation                             21,345           525,514
  Entertainment Properties Trust                      59,345         1,311,524
  Highwoods Properties, Inc.                          44,490         1,041,066
  SL Green Realty Corporation                         38,370         1,179,494
  Ventas, Inc.                                       146,175         1,951,436
-----------
  7,644,425
-----------
RETAIL TRADE--4.6%
  7-Eleven, Inc. (a)                                  60,255           516,385
  Alloy, Inc. (a)                                    128,785         1,070,204
  Barnes & Noble, Inc. (a)                            34,660           733,406
-----------
  2,319,995
-----------
SECURITY SYSTEMS & SERVICES--1.7%
  The Pittston Company                                39,035           874,384
-----------
SOFTWARE--5.0%
  Activision Inc. (a)                                 67,885         1,624,488
  Borland Software Corporation (a)                    56,355           439,005
  Midway Games Inc. (a)                               67,020           367,270
  Ulticom, Inc. (a)                                   19,307           106,768
-----------
  2,537,531
-----------
WASTE MANAGEMENT--1.2%
  Waste Connections, Inc. (a)                         18,095           629,525
-----------
TOTAL COMMON STOCK
  (Cost $51,160,691)                                  $49,968,073
-----------


--------------------------------------------------------------------------------
            2


QUANT FUNDS
--------------------------------------------------------------------------[LOGO]
PORTFOLIO OF INVESTMENTS September 30, 2002 (Unaudited)
QUANT SMALL CAP FUND--Continued
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS--1.9%

 Par Value         Value

  State Street Bank & Trust Repurchase
    Agreement 0.65%, 10/01/02,
    (Dated 09/30/02), Collateralized by
    $640,000 U.S. Treasury Bond
    9.25%, 02/15/16, Market Value
    $974,400, Repurchase Proceeds
    $948,017 (Cost $948,000)                        $948,000      $   948,000
              -----------
TOTAL INVESTMENTS--100.4%
  (Cost $52,108,691) (b)                              50,916,073
OTHER ASSETS & LIABILITIES (NET)--(0.4)%          (181,254)
              -----------
NET ASSETS--100%                                     $50,734,819
              ===========
(a)  Non-income producing security.
(b) At September 30, 2002, the unrealized depreciation of investments based on aggregate cost for federal tax purposes of $52,132,396 was as follows:

     Aggregate gross unrealized appreciation for all
       investments in which there is an excess of value
       over tax cost
$ 5,666,236
     Aggregate gross unrealized depreciation for all
       investments in which there is an excess of tax
       cost over value                              (6,882,559)
              -----------
     Net unrealized depreciation                    $(1,216,323)
              ===========


   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
            3


  QUANT FUNDS
[LOGO] -------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS September 30, 2002 (Unaudited)
QUANT MID CAP FUND
--------------------------------------------------------------------------------

COMMON STOCK--91.1%

 Shares          Value

BANKS--4.9%
  GreenPoint Financial Corporation                    4,200        $ 175,308
  Hibernia Corporation                               13,965          279,160
---------
  454,468
---------
BROADCASTING & CABLE TV--2.2%
  Charter Communications, Inc. (a)                   25,120           46,723
  USA Interactive (a)                                 8,060          156,203
---------
  202,926
---------
COMMUNICATIONS--1.1%
  Nextel Communications, Inc.                        13,495          101,887
---------
COMPUTERS & BUSINESS EQUIPMENT--3.1%
  KPMG Consulting, Inc. (a)                          14,995           96,868
  Lexmark International, Inc. (a)                     2,175          102,225
  Network Appliance, Inc. (a)                        12,360           90,599
---------
  289,692
---------
CONSTRUCTION MATERIAL--1.5%
  Martin Marietta Materials, Inc.                     4,130          134,514
---------
DRUGS & HEALTHCARE--9.0%
  Andrx Corporation (a)                               3,400           75,310
  Bausch & Lomb Inc.                                  3,555          117,919
  Biovail Corporation (a)                             5,265          129,993
  Forest Laboratories, Inc. (a)                       2,990          245,210
  Genzyme Corporation (a)                             5,240          107,996
  HEALTHSOUTH Corporation (a)                        13,755           57,083
  King Pharmaceuticals, Inc. (a)                      5,406           98,227
---------
  831,738
---------
ELECTRIC UTILITIES--1.1%
  FirstEnergy Corporation                             3,500          104,615
---------
ELECTRONICS--5.5%
  Advanced Micro Devices, Inc. (a)                   10,930           58,366
  American Power Conversion Corporation (a)          10,655          101,862
  AVX Corporation                                     8,220           71,185
  Jabil Circuit, Inc. (a)                             6,440           95,183
  LSI Logic Corporation (a)                          15,885          100,870
  Vishay Intertechnology, Inc.                        9,315           81,972
---------
  509,438
---------
ENERGY EQUIPMENT & SERVICES--8.5%
  ENSCO International Incorporated                   10,210          255,658
  Noble Corporation (a)                               7,840          243,040
  Weatherford International Inc.                      7,605          282,450
---------
  781,148
---------
ENTERTAINMENT & RECREATION--4.7%
  Blockbuster Inc.                                    4,070          100,936
  Hasbro, Inc.                                       14,940          166,282
  Mandalay Resort Group (a)                           4,870          163,389
---------
  430,607
---------
FOOD & BEVERAGE--4.6%
  Pepsi Bottling Group Inc.                          13,585          317,889
  Smucker (J. M.) Company                             2,760          101,292
---------
  419,181
---------
FOREST PRODUCTS--1.1%
  Georgia-Pacific Corporation                         7,555           98,895
---------

 Shares             Value

HOTELS & RESTAURANTS--4.8%
  Brinker International Inc. (a)                      6,960        $ 180,264
  Darden Restaurants Inc.                            10,985          266,276
---------
  446,540
---------
INSURANCE--1.0%
  Humana Inc.                                         7,525           93,310
---------
INVESTMENT SERVICES--6.6%
  Bear Stearns Companies Inc.                         4,265          240,546
  Eaton Vance Corporation                             7,780          215,039
  Waddell & Reed Financial, Inc.                      8,685          153,377
---------
  608,962
---------
MISCELLANEOUS--5.0%
  SPX Corporation (a)                                 2,565          258,809
  Textron, Inc.                                       5,945          202,724
---------
  461,533
---------
MOTOR VEHICLE PARTS--2.9%
  Dana Corporation                                    8,725          114,123
  Visteon Corporation                                16,340          154,740
---------
  268,863
---------
OFFICE SUPPLIES--2.4%
  Office Depot, Inc. (a)                             18,165          224,156
---------
OIL & GAS OPERATIONS--2.8%
  Amerada Hess Corporation                            3,060          207,713
  Apache Corporation
 875           52,019
---------
  259,732
---------
PACKAGING MATERIAL--2.1%
  Pactiv Corporation (a)                             11,725          192,876
---------
PERSONAL & HOUSEHOLD PRODUCTS--2.9%
  Dial Corporation                                    4,155           89,166
  Newell Rubbermaid Inc.                              5,755          177,657
---------
  266,823
---------
REAL ESTATE--2.2%
  Public Storage, Inc.                                6,395          204,001
---------
RETAIL TRADE--6.8%
  AutoNation, Inc.                                   11,410          131,443
  Black & Decker Corporation                          6,015          252,209
  Circuit City Stores, Inc.                          10,065          152,485
  La-Z-Boy Incorporated                               3,950           91,640
---------
  627,777
---------
SOFTWARE--3.6%
  Adobe Systems Inc.                                  4,455           85,090
  BMC Software, Inc. (a)                             13,825          180,693
  Rational Software Corporation (a)                  14,370           62,079
---------
  327,862
---------
WASTE MANAGEMENT--0.7%
  Allied Waste Industries, Inc. (a)                   9,080           66,738
---------
TOTAL COMMON STOCK
  (Cost $11,027,134)                                               8,408,282
---------


--------------------------------------------------------------------------------
            4


QUANT FUNDS
--------------------------------------------------------------------------[LOGO]
PORTFOLIO OF INVESTMENTS September 30, 2002 (Unaudited)
QUANT MID CAP FUND--Continued
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS--0.7%

 Par Value       Value

State Street Bank & Trust Repurchase
  Agreement 0.65%, 10/01/02,
  (Dated 09/30/02), Collateralized by
  $65,000 U.S. Treasury Bond 3.50%,
  11/15/06, Market Value $68,616,
  Repurchase Proceeds $67,001
  (Cost $67,000)                                    $67,000       $    67,000
              -----------
TOTAL INVESTMENTS--91.8%                                            8,475,282
  (Cost $11,094,134) (b)
OTHER ASSETS & LIABILITIES (NET)--8.2%                                753,346
              -----------
NET ASSETS--100%                                                  $ 9,228,628
              ===========
(a)  Non-income producing security.
(b)  At September 30, 2002, the unrealized depreciation of investments based on aggregate cost for federal tax purposes of $11,108,762 was as follows:

     Aggregate gross unrealized appreciation for all
       investments in which there is an excess of value
       over tax cost                                              $   650,356
     Aggregate gross unrealized depreciation for all
       investments in which there is an excess of tax
       cost over value                                             (3,283,836)
              -----------
     Net unrealized depreciation                                  $(2,633,480)
              ===========

   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
            5


  QUANT FUNDS
[LOGO] -------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS September 30, 2002 (Unaudited)
QUANT GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

COMMON STOCK--96.9%

                                                  Shares           Value

ADVERTISING--1.4%
  WPP Group PLC (c)                               15,648        $ 533,596
            ---------
AEROSPACE & DEFENSE--2.8%
  General Dynamics Corporation                     7,600          618,108
  Lockheed Martin Corporation                      7,000          452,690
            ---------
            1,070,798
            ---------
APPAREL & TEXTILES--0.8%
  TJX Companies, Inc.                             18,800          319,600
            ---------
AUTOMOBILES--1.7%
  Honda Motor Co., Ltd. (c)                       32,718          650,107
            ---------
BANKS--2.0%
  Bank of America Corporation                     11,900          759,220
            ---------
BUSINESS SERVICES--3.1%
  Automatic Data Processing, Inc.                 16,200          563,274
  Avery Dennison Corporation                      10,700          609,686
            ---------
            1,172,960
            ---------
COMPUTERS & BUSINESS EQUIPMENT--6.9%
  Canon Inc. (c)                                  17,600          560,912
  Cisco Systems, Inc. (a)                         38,700          405,576
  Dell Computer Corporation (a)                   31,000          728,810
  International Business Machines                 15,800          922,562
            ---------
            2,617,860
            ---------
DRUGS & HEALTHCARE--14.2%
  Baxter International Inc.                       14,900          455,195
  Cardinal Health, Inc.                           13,600          845,920
  HCA Inc.                                        19,100          909,351
  Invitrogen Corporation (a)                      14,400          490,608
  Johnson & Johnson                               26,500        1,433,120
  Pfizer Inc.                                     23,200          673,264
  Stryker Corporation                             10,300          593,280
            ---------
            5,400,738
            ---------
ELECTRIC UTILITIES--1.7%
  Entergy Corporation                             15,900          661,440
            ---------
ELECTRICAL EQUIPMENT--3.9%
  General Electric Company                        59,600        1,469,140
            ---------
ELECTRONICS--4.9%
  Applied Materials, Inc. (a)                     29,600          341,880
  Flextronics International Ltd.                  60,400          421,109
  Intel Corporation                               31,700          440,313
  Sony Corporation (c)                            15,800          649,380
            ---------
            1,852,682
            ---------
ENERGY EQUIPMENT & SERVICES--3.3%
  Nabors Industries Ltd. (a)                      18,500          605,875
  Noble Corporation (a)                           21,300          657,105
            ---------
            1,262,980
            ---------

                                                  Shares           Value

FINANCIAL SERVICES--7.7%
  Citigroup Inc.                                  30,266        $ 897,387
  Federal Home Loan Mortgage Corporation          16,300          911,170
  Morgan Stanley                                  12,300          416,724
  UBS AG                                          17,250          707,250
            ---------
            2,932,531
            ---------
FOOD & BEVERAGE--3.9%
  Nestle SA (c)                                    9,090          496,694
  PepsiCo, Inc.                                   27,000          997,650
            ---------
            1,494,344
            ---------
INSURANCE--5.1%
  American International Group, Inc.              21,600        1,181,520
  Marsh & McLennan Companies, Inc.                18,000          749,520
            ---------
            1,931,040
            ---------
LIQUOR--2.5%
  Anheuser-Busch Companies, Inc.                  18,400          931,040
            ---------
MISCELLANEOUS--3.2%
  Illinois Tool Works Inc.                         9,100          530,803
  SPX Corporation (a)                              6,800          686,120
            ---------
            1,216,923
            ---------
MOTOR VEHICLE PARTS--1.6%
  Delphi Corporation                              28,000          239,400
  Gentex Corporation (a)                          13,100          355,927
            ---------
              595,327
            ---------
OIL & GAS INTEGRATED--5.2%
  Anadarko Petroleum Corporation                  18,300          815,082
  Exxon Mobil Corporation                         35,800        1,142,020
            ---------
            1,957,102
            ---------
PERSONAL & HOUSEHOLD PRODUCTS--7.2%
  Colgate-Palmolive Company                       19,800        1,068,210
  Ecolab Inc.                                     17,300          721,929
  Kimberly-Clark Corporation                      16,300          923,232
            ---------
            2,713,371
            ---------
RETAIL TRADE--4.3%
  Wal-Mart Stores, Inc.                           32,900        1,619,996
            ---------
SOFTWARE--4.4%
  Microsoft Corporation (a)                       38,000        1,660,220
            ---------
TECHNOLOGY--2.8%
  Applera Corp-Applied Biosystems Group           24,200          442,860
  Danaher Corporation                             10,600          602,610
            ---------
            1,045,470
            ---------
TELECOMMUNICATION SERVICES--2.3%
  Alltel Corporation                              15,300          613,989
  SBC Communications Inc.                         13,600          273,360
            ---------
              887,349
            ---------

--------------------------------------------------------------------------------
            6


QUANT FUNDS
--------------------------------------------------------------------------[LOGO]
PORTFOLIO OF INVESTMENTS September 30, 2002 (Unaudited)
QUANT GROWTH AND INCOME FUND--Continued
--------------------------------------------------------------------------------

  Value

TOTAL COMMON STOCK
  (Cost $46,847,824) (b)                                         $ 36,755,834
OTHER ASSETS & LIABILITIES (NET)--3.1%                              1,193,091
             ------------
NET ASSETS--100%                                                 $ 37,948,925
             ============
(a)  Non-income producing security.
(b)  At September 30, 2002, the unrealized depreciation of investments based on aggregate cost for federal tax purposes of $46,990,128 was as follows:

     Aggregate gross unrealized appreciation for all
       investments in which there is an excess of value
       over tax cost                                             $    375,832
     Aggregate gross unrealized depreciation for all
       investments in which there is an excess of tax
       cost over value                                            (10,610,126)
             ------------
     Net unrealized depreciation                                 $(10,234,294)
             ============
(c)  ADR--American Depository Receipts

   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
            7


  QUANT FUNDS
[LOGO] -------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS September 30, 2002 (Unaudited)
QUANT EMERGING MARKETS FUND
--------------------------------------------------------------------------------

COMMON STOCK--88.9%

                                                  Shares          Value

ARGENTINA--0.6%
  Molinos Rio de la Plata SA (a)                  45,000        $  60,684
            ---------
BRAZIL--1.0%
  Souza Cruz Compania                             24,300          100,717
            ---------
CZECHOSLOVAKIA--3.1%
  Komercni Banka AS                                5,500          312,341
            ---------
HONG KONG--3.3%
  Guangdong Electric Power
  Development Company, Ltd.                      275,000          173,472
  Jiangxi Copper Company Ltd.                  1,675,000          156,772
            ---------
              330,244
            ---------
HUNGARY--4.6%
  Magyar Olaj-Es Gaz                               9,400          201,315
  OTP Bank                                        31,100          255,058
            ---------
              456,373
            ---------
INDIA--6.9%
  Bajaj Auto Ltd. (d)                             22,400          185,248
  Infosys Technologies Ltd. (c)                    1,100           59,620
  State Bank of India (d)                         19,100          202,460
  Tata Tea Ltd. (d)                               54,900          178,425
  Videsh Sanchar Nigam Ltd. (c)                    3,846           17,730
  Wipro Ltd. (c)                                   1,700           47,005
            ---------
              690,488
            ---------
ISRAEL--0.2%
  Bank Leumi Le Israel                            18,100           20,762
            ---------
KOREA, REPUBLIC OF--24.6%
  Daishin Securities                              11,120          141,421
  Dong A Pharm                                    10,470          162,697
  Hana Bank                                       15,740          217,556
  Hankuk Electric Glass                            3,900          228,699
  Hyundai Heavy Industries Co., Ltd. (a)           8,350          110,632
  Hyundai Motor Co., Ltd.                          6,830          155,849
  Korea Exchange Bank (a)                         70,590          255,468
  KT Freetel Company (a)                             700           17,347
  LG Chemical, Ltd.                                7,360          195,633
  LG Investment and Securities                    18,120          211,180
  Samsung Electronics Ltd.                         1,810          441,879
  Shinsegae Co., Ltd.                              1,530          231,496
  Trigem Computer                                 17,970           94,355
            ---------
            2,464,212
            ---------
MALAYSIA--8.3%
  Edaran Otomobil                                 70,000          210,000
  Genting Berhad                                  59,600          203,895
  Malakoff Bhd                                   224,000          236,968
  Perusahaan Otomobil Nasional Berhad             77,000          157,040
  UMW Holdings Berhad                             12,000           25,105
            ---------
              833,008
            ---------
MEXICO--6.8%
  Alfa SA                                        137,000          206,469
  America Movil SA                               104,800           63,484
  Telefonos De Mexico                            288,800          407,827
            ---------
              677,780
            ---------

                                                  Shares           Value

PHILIPPINES--1.8%
  Petron Corporation                           5,981,400        $ 182,551
            ---------
RUSSIA--1.9%
  OAO Rostelecom (c)                              33,300          193,806
            ---------
SOUTH AFRICA--14.8%
  Gold Fields Ltd.                                27,100          349,735
  Liberty Group Ltd.                              46,800          231,391
  Metro Cash & Carry, Ltd. (a)                 1,304,318          308,209
  Nampak Ltd.                                    208,800          265,520
  Sasol Ltd.                                      29,100          328,074
            ---------
            1,482,929
            ---------
TAIWAN--10.2%
  Asustek Computer Inc. (d)                       68,650          157,895
  Benq Corporation (d)                            23,520          146,412
  Inventec Co., Ltd.                             399,000          238,004
  Premier Image Technology                        60,000           77,430
  Realtek Semiconductor Corporation (d)           14,170          151,633
  Taishin Financial (a)                          612,000          245,713
            ---------
            1,017,087
            ---------
TURKEY--0.8%
  Tupras--Turkiye Petrol Rafinerileri AS      12,709,000           85,150
            ---------
TOTAL COMMON STOCK
  (Cost $9,726,155)                                             8,908,132
            ---------
PREFERRED STOCK--5.8%
BRAZIL--5.8%
  Gerdau Sa Siderurg                          11,700,000           78,821
  Ipiranga Cia Petro                          50,387,000          118,675
  Sadia SA                                       262,000           75,842
  Telenordeste Celul                         232,868,000          144,011
  Usiminas Usi Sd Mg                              46,200           54,224
  Votorantim Papel E Celulose SA               3,812,000          107,338
            ---------
TOTAL PREFERRED STOCK
  (Cost $1,084,358)                                               578,911
            ---------

--------------------------------------------------------------------------------
            8


QUANT FUNDS
--------------------------------------------------------------------------[LOGO]
PORTFOLIO OF INVESTMENTS September 30, 2002 (Unaudited)
QUANT EMERGING MARKETS FUND--Continued
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS--5.2%

  Par
 Value           Value

  State Street Bank & Trust Repurchase
    Agreement .65%, 10/01/02,
    (Dated 09/30/02), Collateralized by
    $510,000 U.S. Treasury Bond
    10.75%, 02/15/03, Market Value
    $534,225, Repurchase Proceeds
    $521,009 (Cost $521,000)                        $521,000      $   521,000
              -----------
TOTAL INVESTMENTS--99.9%
  (Cost $11,331,513) (b)                                           10,008,043
OTHER ASSETS & LIABILITIES (NET)--0.1%                                  9,720
              -----------
NET ASSETS--100%                                                  $10,017,763
              ===========
(a)  Non-income producing security.
(b)  At September 30, 2002, the unrealized depreciation of investments based on aggregate cost for federal tax purposes of $11,331,513 was as follows:

     Aggregate gross unrealized appreciation for all
       investments in which there is an excess of value
       over tax cost                                              $   718,583
     Aggregate gross unrealized depreciation for all
       investments in which there is an excess of tax
       cost over value                                             (2,042,053)
              -----------
     Net unrealized depreciation                                  $(1,323,470)
              ===========
(c)  ADR--American Depository Receipts
(d)  GDR--Global Depository Receipts

SECTOR ALLOCATIONS
(as a percentage of Total Common Stock and Preferred Stock)
-----------------------------------------------------------
Basic Industries            9.9%
Capital Goods              14.0%
Consumer Basics            11.8%
Consumer Discretionary      9.9%
Energy                      9.6%
Finance                    22.1%
General Business            4.6%
Technology                 11.3%
Utilities                   6.8%


   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
            9


  QUANT FUNDS
[LOGO] -------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS September 30, 2002 (Unaudited)
QUANT FOREIGN VALUE FUND
--------------------------------------------------------------------------------

COMMON STOCK--90.9%

                                                Shares              Value

CANADA--3.7%
  Methanex Corporation (a)                      122,000          $1,046,857
             ----------
FINLAND--8.3%
  Kone Corporation OYJ-B                         30,420             796,416
  Konecranes International                       28,100             666,273
  Yit-Yhtyma OYJ                                 58,500             889,466
             ----------
              2,352,155
             ----------
FRANCE--6.4%
  Christian Dior                                 24,040             687,334
  Peugeot SA                                     17,500             646,786
  STMicroelectronics                             34,700             466,576
             ----------
              1,800,696
             ----------
GERMANY--2.4%
  Continental AG                                 50,600             667,370
             ----------
HONG KONG--7.3%
  ASM Pacific Technology                        601,045           1,028,771
  VTech Holdings Ltd. (a)                     1,191,015           1,038,381
             ----------
              2,067,152
             ----------
ITALY--1.8%
  Pirelli SPA                                   612,500             516,772
             ----------
KOREA, REPUBLIC OF--7.0%
  Samsung Electronics Ltd.                        2,500             610,330
  Samsung Electronics Ltd. (c) (d)                4,400             521,400
  Samsung SDI                                    12,700             853,799
             ----------
              1,985,529
             ----------
NETHERLANDS--2.9%
  ABN-AMRO Holdings NV                           45,339             496,303
  Draka Holdings                                 36,202             325,826
             ----------
 822,129
             ----------
NORWAY--4.3%
  DNB Holding ASA                               152,500             667,063
  Norske Skogindustrier ASA                      48,200             559,625
             ----------
              1,226,688
             ----------
SOUTH AFRICA--12.3%
  Impala Platinum Holdings Ltd.                  16,200             861,233
  Palabora Mining Company (a)                    33,165             215,907
  Sanlam Ltd.                                   990,000             704,626
  Sappi Ltd.                                     65,700             755,667
  Sasol Ltd.                                     84,000             947,018
             ----------
              3,484,451
             ----------
SPAIN--7.3%
  Banco Bilbao Vizcaya Argentaria                71,700             535,520
  Repsol YPF SA                                  75,800             897,891
  Union Electrica Fenosa                         50,500             648,589
             ----------
              2,082,000
             ----------
SWEDEN--2.9%
  Svenska Cellulosa AB                           26,700             826,501
             ----------
TAIWAN--0.5%
  AU Optronics Corporation (e)                   25,000             138,750
             ----------
THAILAND--0.9%
  Total Access Communications PLC               498,200             241,627
             ----------

                                                   Shares             Value

UNITED KINGDOM--22.0%
  Barratt Developments PLC                      132,000          $  879,790
  Bellway PLC                                   115,100             816,848
  BHP Billiton PLC                              155,380             719,688
  Countryside Properties PLC                    281,000             772,097
  Crest Nicholson PLC                           239,000             818,054
  FKI PLC                                       389,600             498,544
  Persimmon PLC                                 152,532           1,060,940
  WPP Group PLC                                 101,100             677,014
             ----------
              6,242,975
             ----------
UNITED STATES--0.9%
  Smurfit Stone Container Corporation (a)        20,313             255,125
             ----------
TOTAL COMMON STOCK
  (Cost $28,421,413)                                             25,756,777
             ----------

SHORT TERM INVESTMENTS--6.4%

 Par
Value            Value

UNITED STATES
  General Electric Capital Commercial
    Paper, Yield of 1.73%, Maturing on
    10/01/02 (Cost $1,822,000)                    $1,822,000      $ 1,822,000
              -----------
TOTAL INVESTMENTS--97.3%
  (Cost $30,243,413) (b)                                           27,578,777
OTHER ASSETS & LIABILITIES (NET)--2.7%                                761,363
              -----------
NET ASSETS--100%                                                  $28,340,140
              ===========
(a)  Non-income producing security.
(b)  At September 30, 2002, the unrealized depreciation of investments based on aggregate cost for federal tax purposes of $30,243,413 was as follows:

     Aggregate gross unrealized appreciation for all
       investments in which there is an excess of value
       over tax cost                                              $ 3,913,567
     Aggregate gross unrealized depreciation for all
       investments in which there is an excess of tax cost
       over value                                                  (6,578,203)
              -----------
     Net unrealized depreciation                                  $(2,664,636)
              ===========
(c)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. (Note 2)
(d)  GDR--Global Depository Receipts
(e)  ADR--American Depository Receipts

SECTOR ALLOCATIONS (as a percentage of Total Common Stock)
----------------------------------------------------------
Basic Industries      14.0%
Capital Goods         25.0%
Consumer Durables     16.9%
Energy                 7.2%
Finance                9.3%
General Business       3.6%
Material               6.4%
Shelter                3.4%
Technology            11.7%
Utilities              2.5%

   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
           10

STATEMENT OF ASSETS AND LIABILITIES September 30, 2002 (Unaudited)

                       Small Cap       Mid Cap

Assets:
Investments at value (Note 2)        $50,916,073    $ 8,475,282
Foreign currency at value (Cost $4,589 for Emerging Markets and $687,966 for
 Foreign Value) (Note 2)       --             --
Cash                        2,266          1,032
Dividends, interest and foreign tax reclaims receivable                                      101,346          2,933
Receivable for investments sold          176,754      1,048,679
Receivable for shares of beneficial interest sold                                                507             --
Receivable from Manager for reimbursement of expenses (Note 3)                                    --             --
Other assets               21,839          4,441
                      -----------    -----------
  Total assets         51,218,785      9,532,367
                      -----------    -----------
Liabilities:
Payable for investments purchased        396,899        283,189
Payable for compensation of Manager (Note 3)                                                  43,108          8,329
Payable for distribution fees (Note 3)    19,184          1,858
Payable to custodian        6,336          6,909
Payable to transfer agent (Note 3)         7,482            679
Other accrued expenses     10,957          2,775
                      -----------    -----------
  Total liabilities       483,966        303,739
                      -----------    -----------
Net assets            $50,734,819    $ 9,228,628
                      ===========    ===========
Net Assets consist of:
Shares of beneficial interest        $53,674,824    $14,653,836
Undistributed net investment income (loss)                                                  (214,072)       (82,803)
Accumulated net realized gain (loss) on investments and foreign denominated assets,
 liabilities and currency             (1,533,315)    (2,723,553)
Unrealized appreciation (depreciation) of investments and foreign denominated assets,
 liabilities and currency             (1,192,618)    (2,618,852)
                      -----------    -----------
                      $50,734,819    $ 9,228,628
                      -----------    -----------
Investments, at cost  $52,108,691    $11,094,134
                      -----------    -----------
Net assets
 Ordinary Shares      $45,099,773    $ 8,197,235
 Institutional Shares $ 5,635,046    $ 1,031,393
Shares of beneficial interest outstanding (Unlimited number of shares authorized)
 Ordinary Shares        3,296,762        916,999
 Institutional Shares     386,635        111,530
Net asset value and offering price per share*
 Ordinary Shares      $     13.68    $      8.94
 Institutional Shares $     14.57    $      9.25

                        Growth and      Emerging
                          Income         Markets

Assets:
Investments at value (Note 2)         $ 36,755,834    $10,008,043
Foreign currency at value (Cost $4,589 for Emerging Markets and $687,966 for
 Foreign Value) (Note 2)         --          4,511
Cash                      1,205,018          3,322
Dividends, interest and foreign tax reclaims receivable                                         39,129          6,583
Receivable for investments sold  --             --
Receivable for shares of beneficial interest sold                                                  116         11,800
Receivable from Manager for reimbursement of expenses (Note 3)                                      --          2,550
Other assets                 17,013          2,693
                       ------------    -----------
  Total assets           38,017,110     10,039,502
                       ------------    -----------
Liabilities:
Payable for investments purchased--             --
Payable for compensation of Manager (Note 3)25,433          7,055
Payable for distribution fees (Note 3)      16,644          4,310
Payable to custodian          4,959          7,159
Payable to transfer agent (Note 3)           8,567          2,101
Other accrued expenses       12,582          1,114
                       ------------    -----------
  Total liabilities          68,185         21,739
                       ------------    -----------
Net assets             $ 37,948,925    $10,017,763
                       ============    ===========
Net Assets consist of:
Shares of beneficial interest         $ 56,314,013    $14,311,748
Undistributed net investment income (loss)(154,192)        45,220
Accumulated net realized gain (loss) on investments and foreign denominated assets,
 liabilities and currency(8,118,906)    (3,013,552)
Unrealized appreciation (depreciation) of investments and foreign denominated assets,
 liabilities and currency              (10,091,990)    (1,325,653)
                       ------------    -----------
                       $ 37,948,925    $10,017,763
                       ------------    -----------
Investments, at cost   $ 46,847,824    $11,331,513
                       ------------    -----------
Net assets
 Ordinary Shares       $ 37,225,914    $ 9,785,575
 Institutional Shares  $    723,011    $   232,188
Shares of beneficial interest outstanding (Unlimited number of shares authorized)
 Ordinary Shares          3,897,278      1,669,665
 Institutional Shares        73,468         39,249
Net asset value and offering price per share*
 Ordinary Shares       $       9.55    $      5.86
 Institutional Shares  $       9.84    $      5.92

                        Foreign
                         Value

Assets:
Investments at value (Note 2)        $27,578,777
Foreign currency at value (Cost $4,589 for Emerging Markets and $687,966 for
 Foreign Value) (Note 2)  694,129
Cash                        5,599
Dividends, interest and foreign tax reclaims receivable                                      110,776
Receivable for investments sold--
Receivable for shares of beneficial interest sold                                                 --
Receivable from Manager for reimbursement of expenses (Note 3)                                    --
Other assets                5,028
                      -----------
  Total assets         28,394,309
                      -----------
Liabilities:
Payable for investments purchased
Payable for compensation of Manager (Note 3)                                                  24,697
Payable for distribution fees (Note 3)     5,995
Payable to custodian       11,000
Payable to transfer agent (Note 3)         2,334
Other accrued expenses     10,143
                      -----------
  Total liabilities        54,169
                      -----------
Net assets            $28,340,140
                      ===========
Net Assets consist of:
Shares of beneficial interest        $31,609,845
Undistributed net investment income (loss)                                                   211,227
Accumulated net realized gain (loss) on investments and foreign denominated assets, liabilities and currency(824,071)
Unrealized appreciation (depreciation) of investments and foreign denominated assets,
 liabilities and currency             (2,656,861)
                      -----------
                      $28,340,140
                      -----------
Investments, at cost  $30,243,413
                      -----------
Net assets
 Ordinary Shares      $27,504,674
 Institutional Shares $   835,466
Shares of beneficial interest outstanding (Unlimited number of shares authorized)
 Ordinary Shares        3,526,914
 Institutional Shares     106,532
Net asset value and offering price per share*
 Ordinary Shares      $      7.80
 Institutional Shares $      7.84

* A deferred sales charge amounting to 1% of the net asset value of the Ordinary Shares redeemed is withheld and paid to the Distributor.
     No deferred sales charge is withheld from redemptions of the Institutional
     Shares. In addition, no deferred sales charge is withheld from the Ordinary
     Shares of Mid Cap purchased after August 1, 1996.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
           11

STATEMENT OF OPERATIONS Six Months Ended September 30, 2002 (Unaudited)

         Small Cap         Mid Cap

Investment Income:
 Dividends *          $     369,935    $     41,833
 Interest      8,637             854
       -------------    ------------
Total investment income     378,572          42,687
       -------------    ------------
Expenses:
 Compensation of Manager (Note 3)                                               305,040          63,555
 Distribution fees, Ordinary Shares (Note 3)                                    136,062          14,238
 Custodian fees              22,383          20,294
 Transfer agent fees (Note 3):
  Ordinary Shares            46,137           9,659
  Institutional Shares        5,580           1,119
 Audit and legal             22,884           4,801
 Registration fees           11,850           2,492
 Insurance     8,696           1,821
 Compensation of Trustees (Note 3)                                                5,191           1,090
 Printing      4,235             893
 Miscellaneous (Note 3)      24,586           5,528
       -------------    ------------
  Total expenses before waivers and/or reimbursements, and reductions           592,644         125,490
  Waivers and/or reimbursements of expenses (Note 3)                                 --              --
  Fees reduced by credits allowed by Custodian (Note 3)                              --              --
       -------------    ------------
Expenses, net592,644         125,490
       -------------    ------------
Net investment income (loss)                                                   (214,072)        (82,803)
       -------------    ------------
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency
 and Foreign Translation:
 Net realized gain (loss) (Note 2) on:
  Investments **         (4,487,733)     (1,174,690)
  Foreign denominated assets, liabilities and currency                               --              --
 Change in unrealized appreciation (depreciation) of:
  Investments           (14,491,581)     (3,771,755)
  Foreign denominated assets, liabilities and currency                               --              --
       -------------    ------------
 Net realized and unrealized gain (loss)                                    (18,979,314)     (4,946,445)
       -------------    ------------
 Net increase (decrease) in net assets resulting from operations          $ (19,193,386)   $ (5,029,248)
       =============    ============

         Growth and        Emerging        Foreign
           Income          Markets          Value

Investment Income:
 Dividends *          $     251,747    $    160,644    $    492,582
 Interest         --           2,691          20,017
       -------------    ------------    ------------
Total investment income     251,747         163,335         512,599
       -------------    ------------    ------------
Expenses:
 Compensation of Manager (Note 3)                                               177,676          48,439         164,002
 Distribution fees, Ordinary Shares (Note 3)                                    115,986          27,422          39,892
 Custodian fees              20,176          38,298          35,743
 Transfer agent fees (Note 3):
  Ordinary Shares            39,335           9,285          27,037
  Institutional Shares          835             969             752
 Audit and legal             17,794           4,436          12,066
 Registration fees            9,202           2,290           6,200
 Insurance     6,756           1,691           4,604
 Compensation of Trustees (Note 3)                                                4,034           1,005           2,728
 Printing      3,293             814           2,201
 Miscellaneous (Note 3)      19,212           5,233          13,143
       -------------    ------------    ------------
  Total expenses before waivers and/or reimbursements, and reductions           414,299         139,882         308,368
  Waivers and/or reimbursements of expenses (Note 3)                                 --          (3,482)             --
  Fees reduced by credits allowed by Custodian (Note 3)                          (8,360)           (902)             --
       -------------    ------------    ------------
Expenses, net405,939         135,498         308,368
       -------------    ------------    ------------
Net investment income (loss)                                                   (154,192)         27,837         204,231
       -------------    ------------    ------------
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency
 and Foreign Translation:
 Net realized gain (loss) (Note 2) on:
  Investments **         (3,799,130)       (544,688)        222,164
  Foreign denominated assets, liabilities and currency                               --           9,887         (21,642)
 Change in unrealized appreciation (depreciation) of:
  Investments           (10,220,440)     (1,940,053)     (7,217,896)
  Foreign denominated assets, liabilities and currency                               --          (3,466)          7,383
       -------------    ------------    ------------
 Net realized and unrealized gain (loss)                                    (14,019,570)     (2,478,320)     (7,009,991)
       -------------    ------------    ------------
 Net increase (decrease) in net assets resulting from operations          $ (14,173,762)   $ (2,450,483)   $ (6,805,760)
       =============    ============    ============

* Dividends are net of foreign withholding taxes of $4,490 for Growth and Income, $24,973 for Emerging Markets and $51,253 for Foreign Value.
** Net realized gain (loss) on Investments are net of foreign withholding taxes of $5,018 for Emerging Markets.



   The accompanying notes are an integral part of these financial statements.


12
--------------------------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

  ------------ Small Cap-------------
   Six Months ended      Year ended
  September 30, 2002   March 31, 2002

Increase (Decrease) in Net Assets:
Operations:
 Net investment income (loss)                                          $     (214,072)     $  (818,968)
 Net realized gain (loss) on investments, foreign denominated
  assets, liabilities, currency and written options                        (4,487,733)       3,707,605
 Unrealized appreciation (depreciation) of investments and foreign
  denominated assets, liabilities and currency                            (14,491,581)       2,100,590
    --------------      -----------
 Net increase (decrease) in net assets resulting from operations          (19,193,386)       4,989,227
Distributions to shareholders from:
 Net investment income
  Ordinary Shares              --               --
  Institutional Shares         --               --
 Net realized gains
  Ordinary Shares              --          (17,365)
  Institutional Shares         --           (2,512)
 Distributions in excess of net realized gains
  Ordinary Shares              --               --
  Institutional Shares         --               --
    --------------      -----------
                --          (19,877)
    --------------      -----------
Fund share transactions, net (Note 9)                                      (2,936,448)        (681,701)
    --------------      -----------
Increase (decrease) in net assets                                         (22,129,834)       4,287,649
Net assets beginning of year                                               72,864,653       68,577,004
    --------------      -----------
Net assets end of year *                                               $   50,734,819      $72,864,653
    ==============      ===========
* Includes undistributed net investment income (loss) of               $     (214,072)     $        --

                                           Growth and
  ------------- Mid Cap--------------        Income
   Six Months ended      Year ended      Six Months ended
  September 30, 2002   March 31, 2002   September 30, 2002

Increase (Decrease) in Net Assets:
Operations:
 Net investment income (loss)                                          $     (82,803)      $   (196,892)     $     (154,192)
 Net realized gain (loss) on investments, foreign denominated
  assets, liabilities, currency and written options                       (1,174,690)        (1,062,752)         (3,799,130)
 Unrealized appreciation (depreciation) of investments and foreign
  denominated assets, liabilities and currency                            (3,771,755)         1,234,491         (10,220,440)
    -------------       ------------      --------------
 Net increase (decrease) in net assets resulting from operations          (5,029,248)           (25,153)        (14,173,762)
Distributions to shareholders from:
 Net investment income
  Ordinary Shares             --                 --                  --
  Institutional Shares        --                 --                  --
 Net realized gains
  Ordinary Shares             --            (11,842)                 --
  Institutional Shares        --             (1,317)                 --
 Distributions in excess of net realized gains
  Ordinary Shares             --                 --                  --
  Institutional Shares        --                 --                  --
    -------------       ------------      --------------
               --            (13,159)                 --
    -------------       ------------      --------------
Fund share transactions, net (Note 9)                                     (1,765,420)          (812,494)         (4,756,266)
    -------------       ------------      --------------
Increase (decrease) in net assets                                         (6,794,668)          (850,806)        (18,930,028)
Net assets beginning of year                                              16,023,296         16,874,102          56,878,953
    -------------       ------------      --------------
Net assets end of year *                                               $   9,228,628       $ 16,023,296      $   37,948,925
    =============       ============      ==============
* Includes undistributed net investment income (loss) of               $     (82,803)      $         --      $     (154,192)

    Growth and
      Income
    Year ended
  March 31, 2002

Increase (Decrease) in Net Assets:
Operations:
 Net investment income (loss)                                       $  (511,860)
 Net realized gain (loss) on investments, foreign denominated
  assets, liabilities, currency and written options                  (4,031,629)
 Unrealized appreciation (depreciation) of investments and foreign
  denominated assets, liabilities and currency                        1,951,437
 ------------
 Net increase (decrease) in net assets resulting from operations     (2,592,052)
Distributions to shareholders from:
 Net investment income
  Ordinary Shares        --
  Institutional Shares   --
 Net realized gains
  Ordinary Shares(2,025,468)
  Institutional Shares                                                  (49,135)
 Distributions in excess of net realized gains
  Ordinary Shares        --
  Institutional Shares   --
 ------------
  (2,074,603)
 ------------
Fund share transactions, net (Note 9)                                  (558,138)
 ------------
Increase (decrease) in net assets                                    (5,224,793)
Net assets beginning of year                                         62,103,746
 ------------
Net assets end of year *                                            $56,878,953
 ============
* Includes undistributed net investment income (loss) of            $        --

   The accompanying notes are an integral part of these financial statements.



--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)--Continued

       ---- Emerging Markets----
   Six Months ended      Year ended
  September 30, 2002   March 31, 2002

Increase (Decrease) in Net Assets:
Operations:
 Net investment income (loss)                                           $     27,837       $    86,496
 Net realized gain (loss) on investments, foreign denominated
  assets, liabilities, currency and written options                         (534,801)         (942,299)
 Unrealized appreciation (depreciation) of investments and foreign
  denominated assets, liabilities and currency                            (1,943,519)        2,133,552
     ------------       -----------
 Net increase (decrease) in net assets resulting from operations          (2,450,483)        1,277,749
Distributions to shareholders from:
 Net investment income
  Ordinary Shares             --           (79,682)
  Institutional Shares        --           (24,778)
 Net realized gains
  Ordinary Shares             --                --
  Institutional Shares        --                --
 Distributions in excess of net realized gains
  Ordinary Shares             --                --
  Institutional Shares        --                --
     ------------       -----------
               --          (104,460)
     ------------       -----------
Fund share transactions, net (Note 9)                                       (499,890)          261,684
     ------------       -----------
Increase (decrease) in net assets                                         (2,950,373)        1,434,973
Net assets beginning of year                                              12,968,136        11,533,163
     ------------       -----------
Net assets end of year *                                                $ 10,017,763       $12,968,136
     ============       ===========
* Includes undistributed net investment income (loss) of                $     45,220       $    17,383

        ---- Foreign Value----
   Six Months ended      Year ended
  September 30, 2002   March 31, 2002

Increase (Decrease) in Net Assets:
Operations:
 Net investment income (loss)                                           $    204,231       $   160,151
 Net realized gain (loss) on investments, foreign denominated
  assets, liabilities, currency and written options                          200,522            22,834
 Unrealized appreciation (depreciation) of investments and foreign
  denominated assets, liabilities and currency                            (7,210,513)        4,514,227
     ------------       -----------
 Net increase (decrease) in net assets resulting from operations          (6,805,760)        4,697,212
Distributions to shareholders from:
 Net investment income
  Ordinary Shares             --           (64,737)
  Institutional Shares        --            (2,402)
 Net realized gains
  Ordinary Shares             --                --
  Institutional Shares        --                --
 Distributions in excess of net realized gains
  Ordinary Shares             --                --
  Institutional Shares        --                --
     ------------       -----------
               --           (67,139)
     ------------       -----------
Fund share transactions, net (Note 9)                                      1,866,304        13,623,729
     ------------       -----------
Increase (decrease) in net assets                                         (4,939,456)       18,253,802
Net assets beginning of year                                              33,279,596        15,025,794
     ------------       -----------
Net assets end of year *                                                $ 28,340,140       $33,279,596
     ============       ===========
* Includes undistributed net investment income (loss) of                $    211,227       $     6,996

   The accompanying notes are an integral part of these financial statements.


--------------------------------------------------------------------------------




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

           Income from
  -- Investment Operations(a)--
                                                   Net Asset        Net        Net Realized
Value at    Investment    and Unrealized   Total from
                                                   Beginning      Income        Gain (Loss)    Investment
                                                   of Period   (Loss)(b)(c)    on Securities   Operations

Small Cap
Ordinary Shares
Six Months Ended September 30, 2002 (Unaudited)     $ 18.71        (0.06)          (4.97)         (5.03)
Year Ended March 31, 2002                           $ 17.46        (0.22)            1.48           1.26
Year Ended March 31, 2001                           $ 24.82        (0.22)          (4.18)         (4.40)
Year Ended March 31, 2000                           $ 14.60        (0.24)           10.46          10.22
Year Ended March 31, 1999                           $ 17.80        (0.15)          (3.05)         (3.20)
Institutional Shares
Six Months Ended September 30, 2002 (Unaudited)     $ 19.88        (0.02)          (5.29)         (5.31)
Year Ended March 31, 2002                           $ 18.46        (0.14)            1.57           1.43
Year Ended March 31, 2001                           $ 25.92        (0.10)          (4.40)         (4.50)
Year Ended March 31, 2000                           $ 15.17        (0.15)           10.90          10.75
Year Ended March 31, 1999                           $ 18.40        (0.08)          (3.15)         (3.23)
Mid Cap
Ordinary Shares
Six Months Ended September 30, 2002 (Unaudited)     $ 13.46        (0.08)          (4.44)         (4.52)
Year Ended March 31, 2002                           $ 13.45        (0.17)            0.19           0.02
Year Ended March 31, 2001                           $ 24.68        (0.20)          (6.54)         (6.74)
Year Ended March 31, 2000                           $ 15.46        (0.19)           10.74          10.55
Year Ended March 31, 1999                           $ 16.05        (0.11)          (0.09)         (0.20)
Institutional Shares
Six Months Ended September 30, 2002 (Unaudited)     $ 13.91        (0.06)          (4.60)         (4.66)
Year Ended March 31, 2002                           $ 13.86        (0.14)            0.20           0.06
Year Ended March 31, 2001                           $ 25.21        (0.14)          (6.72)         (6.86)
Year Ended March 31, 2000                           $ 15.65        (0.19)           11.08          10.89
Year Ended March 31, 1999                           $ 16.24        (0.10)          (0.10)         (0.20)
Growth and Income
Ordinary Shares
Six Months Ended September 30, 2002 (Unaudited)     $ 12.87        (0.04)          (3.28)         (3.32)
Year Ended March 31, 2002                           $ 13.95        (0.12)          (0.48)         (0.60)
Year Ended March 31, 2001                           $ 25.88        (0.22)          (8.34)         (8.56)
Year Ended March 31, 2000                           $ 21.26        (0.25)           10.21           9.96
Year Ended March 31, 1999                           $ 20.85        (0.08)            2.82           2.74
Institutional Shares
Six Months Ended September 30, 2002 (Unaudited)     $ 13.23        (0.01)          (3.38)         (3.39)
Year Ended March 31, 2002                           $ 14.25        (0.05)          (0.49)         (0.54)
Year Ended March 31, 2001                           $ 26.22        (0.12)          (8.48)         (8.60)
Year Ended March 31, 2000                           $ 21.37        (0.14)           10.33          10.19
Year Ended March 31, 1999                           $ 20.84          0.03            2.83           2.86

         ---- Distributions----
Dividends   Distributions
from Net         from                       Net Asset
                                                   Investment      Realized         Total       Value End       Total
 Income     Capital Gains   Distributions   of Period     Return(d)

Small Cap
Ordinary Shares
Six Months Ended September 30, 2002 (Unaudited)   --                   --              --        $ 13.68        (26.88)%
Year Ended March 31, 2002                         --                (0.01)          (0.01)       $ 18.71          7.19%
Year Ended March 31, 2001                         --                (2.96)(g)       (2.96)       $ 17.46        (18.49)%
Year Ended March 31, 2000                         --                   --              --        $ 24.82         70.00%
Year Ended March 31, 1999                         --                   --              --        $ 14.60        (17.98)%
Institutional Shares
Six Months Ended September 30, 2002 (Unaudited)   --                   --              --        $ 14.57        (26.71)%
Year Ended March 31, 2002                         --                (0.01)          (0.01)       $ 19.88          7.72%
Year Ended March 31, 2001                         --                (2.96)(g)       (2.96)       $ 18.46        (18.07)%
Year Ended March 31, 2000                         --                   --              --        $ 25.92         70.86%
Year Ended March 31, 1999                         --                   --              --        $ 15.17        (17.55)%
Mid Cap
Ordinary Shares
Six Months Ended September 30, 2002 (Unaudited)   --                   --              --        $  8.94        (33.58)%
Year Ended March 31, 2002                         --                (0.01)          (0.01)       $ 13.46          0.16%
Year Ended March 31, 2001                         --                (4.49)(h)       (4.49)       $ 13.45        (29.51)%
Year Ended March 31, 2000                         --                (1.33)          (1.33)       $ 24.68         71.41%
Year Ended March 31, 1999                         --                (0.39)          (0.39)       $ 15.46        ( 1.08)%
Institutional Shares
Six Months Ended September 30, 2002 (Unaudited)   --                   --              --        $  9.25        (33.50)%
Year Ended March 31, 2002                         --                (0.01)          (0.01)       $ 13.91          0.44%
Year Ended March 31, 2001                         --                (4.49)(h)       (4.49)       $ 13.86        (29.35)%
Year Ended March 31, 2000                         --                (1.33)          (1.33)       $ 25.21         72.81%
Year Ended March 31, 1999                         --                (0.39)          (0.39)       $ 15.65        ( 1.07)%
Growth and Income
Ordinary Shares
Six Months Ended September 30, 2002 (Unaudited)   --                   --              --        $  9.55        (25.80)%
Year Ended March 31, 2002                         --                (0.48)          (0.48)       $ 12.87        ( 4.44)%
Year Ended March 31, 2001                         --                (3.37)          (3.37)       $ 13.95        (35.20)%
Year Ended March 31, 2000                         --                (5.34)          (5.34)       $ 25.88         51.46%
Year Ended March 31, 1999                         --                (2.33)          (2.33)       $ 21.26         13.67%
Institutional Shares
Six Months Ended September 30, 2002 (Unaudited)   --                   --              --        $  9.84        (25.62)%
Year Ended March 31, 2002                         --                (0.48)          (0.48)       $ 13.23        ( 3.92)%
Year Ended March 31, 2001                         --                (3.37)          (3.37)       $ 14.25        (34.89)%
Year Ended March 31, 2000                         --                (5.34)          (5.34)       $ 26.22         52.32%
Year Ended March 31, 1999                         --                (2.33)          (2.33)       $ 21.37         14.27%

          --- Ratios and Supplemental Data---
              Ratio of Expenses to Average
  -- Net Assets(e)(f)--
                                                   Net Assets                                      Net Investment
 End of                            Including    Income (Loss)
 Period     Excluding               Custody    to Average Net    Portfolio
 (000's)     Credits      Gross     Credits     Assets(c)(e)    Turnover(e)

Small Cap
Ordinary Shares
Six Months Ended September 30, 2002 (Unaudited)      $45,100       2.01%       2.01%      2.01%         (0.76)%        58.00%
Year Ended March 31, 2002                            $65,153       1.97%       1.97%      1.96%         (1.18)%        93.00%
Year Ended March 31, 2001                            $60,320       1.92%       1.92%      1.92%         (0.98)%        76.00%
Year Ended March 31, 2000                            $74,289       1.97%       1.97%      1.96%         (1.30)%       145.00%
Year Ended March 31, 1999                            $47,605       1.94%       1.94%      1.94%         (0.99)%       113.00%
Institutional Shares
Six Months Ended September 30, 2002 (Unaudited)      $ 5,635       1.50%       1.50%      1.50%         (0.25)%        58.00%
Year Ended March 31, 2002                            $ 7,712       1.47%       1.47%      1.46%         (0.69)%        93.00%
Year Ended March 31, 2001                            $ 8,257       1.42%       1.42%      1.42%         (0.44)%        76.00%
Year Ended March 31, 2000                            $ 6,501       1.47%       1.47%      1.46%         (0.80)%       145.00%
Year Ended March 31, 1999                            $ 4,680       1.44%       1.44%      1.44%         (0.49)%       113.00%
Mid Cap
Ordinary Shares
Six Months Ended September 30, 2002 (Unaudited)      $ 8,197       2.01%       2.01%      2.01%         (1.33)%        55.00%
Year Ended March 31, 2002                            $14,413       1.91%       1.91%      1.91%         (1.25)%        88.00%
Year Ended March 31, 2001                            $15,214       1.79%       1.83%      1.79%         (1.02)%        75.00%
Year Ended March 31, 2000                            $19,921       1.67%       1.92%      1.67%         (1.03)%       153.00%
Year Ended March 31, 1999                            $12,617       1.65%       1.87%      1.65%         (0.72)%       168.00%
Institutional Shares
Six Months Ended September 30, 2002 (Unaudited)      $ 1,031       1.76%       1.76%      1.76%         (1.08)%        55.00%
Year Ended March 31, 2002                            $ 1,610       1.66%       1.66%      1.66%         (1.00)%        88.00%
Year Ended March 31, 2001                            $ 1,660       1.58%       1.58%      1.58%         (0.76)%        75.00%
Year Ended March 31, 2000                            $   986       1.67%       1.67%      1.67%         (1.04)%       153.00%
Year Ended March 31, 1999                            $   557       1.62%       1.62%      1.62%         (0.69)%       168.00%
Growth and Income
Ordinary Shares
Six Months Ended September 30, 2002 (Unaudited)      $37,226       1.76%       1.76%      1.73%         (0.66)%        38.00%
Year Ended March 31, 2002                            $55,464       1.72%       1.72%      1.67%         (0.86)%        46.00%
Year Ended March 31, 2001                            $60,587       1.66%       1.66%      1.64%         (1.05)%        64.00%
Year Ended March 31, 2000                            $96,477       1.70%       1.70%      1.66%         (1.08)%        78.00%
Year Ended March 31, 1999                            $70,874       1.67%       1.67%      1.62%         (0.36)%        97.00%
Institutional Shares
Six Months Ended September 30, 2002 (Unaudited)      $   723       1.26%       1.26%      1.22%         (0.17)%        38.00%
Year Ended March 31, 2002                            $ 1,415       1.22%       1.22%      1.17%         (0.36)%        46.00%
Year Ended March 31, 2001                            $ 1,517       1.16%       1.16%      1.14%         (0.56)%        64.00%
Year Ended March 31, 2000                            $ 2,354       1.20%       1.20%      1.16%         (0.60)%        78.00%
Year Ended March 31, 1999                            $ 4,607       1.17%       1.17%      1.12%          0.14%         97.00%


   The accompanying notes are an integral part of these financial statements.



--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS--Continued
(For a share outstanding throughout each period)

           Income from
  -- Investment Operations(a)--
                                                   Net Asset        Net        Net Realized
Value at    Investment    and Unrealized   Total from
                                                   Beginning      Income        Gain (Loss)    Investment
                                                   of Period   (Loss)(b)(c)    on Securities   Operations

Emerging Markets
Ordinary Shares
Six Months Ended September 30, 2002 (Unaudited)    $  7.24           0.01          (1.39)         (1.38)
Year Ended March 31, 2002                          $  6.57           0.04            0.68           0.72
Year Ended March 31, 2001                          $  9.39           0.05          (2.87)         (2.82)
Year Ended March 31, 2000                          $  6.59         (0.01)            2.83           2.82
Year Ended March 31, 1999                          $  7.70           0.07          (1.11)         (1.04)
Institutional Shares
Six Months Ended September 30, 2002 (Unaudited)    $  7.30           0.03          (1.41)         (1.38)
Year Ended March 31, 2002                          $  6.62           0.08            0.69           0.77
Year Ended March 31, 2001                          $  9.48           0.09          (2.91)         (2.82)
Year Ended March 31, 2000                          $  6.64           0.04            2.85           2.89
Year Ended March 31, 1999                          $  7.76           0.09          (1.11)         (1.02)
Foreign Value
Ordinary Shares
Six Months Ended September 30, 2002 (Unaudited)    $  9.67           0.06          (1.93)         (1.87)
Year Ended March 31, 2002                          $  8.66           0.06            0.97           1.03
Year Ended March 31, 2001                          $  9.05           0.10          (0.49)         (0.39)
Year Ended March 31, 2000                          $  8.36           0.04            0.97           1.01
May 15, 1998* to March 31, 1999                    $ 10.00           0.02          (1.64)         (1.62)
Institutional Shares
Six Months Ended September 30, 2002 (Unaudited)    $  9.72           0.07          (1.95)         (1.88)
Year Ended March 31, 2002                          $  8.68           0.09            0.98           1.07
Year Ended March 31, 2001                          $  9.06           0.14          (0.52)         (0.38)
Year Ended March 31, 2000                          $  8.37           0.12            0.91           1.03
December 18, 1998* to March 31, 1999               $  8.43           0.06          (0.12)         (0.06)

           ---- Distributions----
  Dividends     Distributions
  from Net           from                       Net Asset
 Investment        Realized         Total       Value End       Total
   Income       Capital Gains   Distributions   of Period     Return(d)

Emerging Markets
Ordinary Shares
Six Months Ended September 30, 2002 (Unaudited)            --      --                      --        $ 5.86         (19.06)%
Year Ended March 31, 2002                               (0.05)     --                   (0.05)       $ 7.24          11.11%
Year Ended March 31, 2001                                  --      --                      --        $ 6.57         (30.03)%
Year Ended March 31, 2000                               (0.02)(i)  --                   (0.02)       $ 9.39          42.73%
Year Ended March 31, 1999                               (0.07)(j)  --                   (0.07)       $ 6.59         (13.40)%
Institutional Shares
Six Months Ended September 30, 2002 (Unaudited)            --      --                      --        $ 5.92         (18.90)%
Year Ended March 31, 2002                               (0.09)     --                   (0.09)       $ 7.30          11.78%
Year Ended March 31, 2001                               (0.04)     --                   (0.04)       $ 6.62         (29.70)%
Year Ended March 31, 2000                               (0.05)(i)  --                   (0.05)       $ 9.48          43.55%
Year Ended March 31, 1999                               (0.10)(j)  --                   (0.10)       $ 6.64         (12.93)%
Foreign Value
Ordinary Shares
Six Months Ended September 30, 2002 (Unaudited)            --      --                      --        $ 7.80         (19.34)%
Year Ended March 31, 2002                               (0.02)     --                   (0.02)       $ 9.67          11.93%
Year Ended March 31, 2001                                  --      --                      --        $ 8.66         ( 4.30)%
Year Ended March 31, 2000                               (0.32)(k)  --                   (0.32)       $ 9.05          12.17%
May 15, 1998* to March 31, 1999                         (0.02)(k)  --                   (0.02)       $ 8.36         (16.16)%
Institutional Shares
Six Months Ended September 30, 2002 (Unaudited)            --      --                      --        $ 7.84         (19.34)%
Year Ended March 31, 2002                               (0.03)     --                   (0.03)       $ 9.72          12.37%
Year Ended March 31, 2001                                  --      --                      --        $ 8.68         ( 4.18)%
Year Ended March 31, 2000                               (0.34)(k)  --                   (0.34)       $ 9.06          12.37%
December 18, 1998* to March 31, 1999                       --(k)   --                      --        $ 8.37         ( 0.71)%

          --- Ratios and Supplemental Data---
              Ratio of Expenses to Average
  -- Net Assets(e)(f)--
                                                   Net Assets                                      Net Investment
 End of                            Including    Income (Loss)
 Period     Excluding               Custody    to Average Net    Portfolio
 (000's)     Credits      Gross     Credits     Assets(c)(e)    Turnover(e)

Emerging Markets
Ordinary Shares
Six Months Ended September 30, 2002 (Unaudited)      $ 9,786       2.32%       2.38%      2.30%          0.41%         196.00%
Year Ended March 31, 2002                            $10,931       2.32%       2.32%      2.31%          0.67%          38.00%
Year Ended March 31, 2001                            $ 9,598       2.30%       2.30%      2.30%          0.62%          42.00%
Year Ended March 31, 2000                            $12,767       2.33%       2.33%      2.33%         (0.07)%         31.00%
Year Ended March 31, 1999                            $ 8,442       2.32%       2.58%      2.24%          1.03%          49.00%
Institutional Shares
Six Months Ended September 30, 2002 (Unaudited)      $   232       1.89%       1.90%      1.87%          1.04%         196.00%
Year Ended March 31, 2002                            $ 2,037       1.82%       1.82%      1.81%          1.18%          38.00%
Year Ended March 31, 2001                            $ 1,935       1.80%       1.80%      1.80%          1.10%          42.00%
Year Ended March 31, 2000                            $ 2,796       1.83%       1.83%      1.83%          0.52%          31.00%
Year Ended March 31, 1999                            $ 1,447       1.82%       2.08%      1.74%          1.36%          49.00%
Foreign Value
Ordinary Shares
Six Months Ended September 30, 2002 (Unaudited)      $27,505       1.90%       1.90%      1.90%          1.25%          12.00%
Year Ended March 31, 2002                            $32,471       1.93%       1.93%      1.92%          0.74%           9.00%
Year Ended March 31, 2001                            $14,410       1.96%       1.97%      1.96%          1.12%          45.00%
Year Ended March 31, 2000                            $13,595       1.90%       2.06%      1.90%          0.40%          30.00%
May 15, 1998* to March 31, 1999                      $ 7,478       1.99%       2.13%      1.90%          0.19%          22.00%
Institutional Shares
Six Months Ended September 30, 2002 (Unaudited)      $   835       1.66%       1.66%      1.66%          1.43%          12.00%
Year Ended March 31, 2002                            $   809       1.69%       1.69%      1.68%          0.99%           9.00%
Year Ended March 31, 2001                            $   616       1.71%       1.72%      1.71%          1.53%          45.00%
Year Ended March 31, 2000                            $ 1,204       1.61%       1.77%      1.61%          1.67%          30.00%
December 18, 1998* to March 31, 1999                 $   401       1.72%       1.86%      1.70%          0.75%          22.00%

*    Commencement of Operations
(a)  Per share numbers have been calculated using the average shares method.
(b) Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.
(c) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise taxes.
(d) Total Return does not include the one time deferred sales charge of 1% for the Ordinary Shares. Effective August 1, 1996 Mid Cap Ordinary Shares are no longer subject to the deferred sales charge of 1%. The total return would have been lower if certain fees had not been waived or if custodial fees had not been reduced by credits allowed by the custodian. See Note 3 to the financial statements.
(e)  Periods less than one year are annualized.
(f)  Ratio of expenses to average net assets shows:
     Excluding Credits (total expenses less fee waivers and reimbursements by the investment advisor, if any).
     Gross (total expenses not taking into account fee waivers and reimbursements by the investment advisor or custody earnings credits, if any).
     Including Credits (expenses less fee waivers and reimbursements by the investment advisor and reduced by custody earnings credits, if any).
(g) Distributions from realized capital gains include distributions in excess of realized capital gains of $0.35 per share.
(h) Distributions from realized capital gains include distributions in excess of realized capital gains of $0.38 per share.
(i) Distributions from net investment income includes distributions in excess of current net investment income of $0.02 per share for Ordinary Shares and $0.05 per share for Institutional Shares.
(j) Distributions from net investment income includes a return of capital of $0.02 per share for Ordinary Shares and $0.03 per share for Institutional
     Shares.
(k) Distribution from net investment income includes distributions in excess of current net investment income of $0.02 and $0.01 for Ordinary Shares, and $0.02 and $(-) for Institutional Shares for the years ended March 31, 2000 and 1999, respectively.


   The accompanying notes are an integral part of these financial statements.


--------------------------------------------------------------------------------



QUANT FUNDS
--------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization of the Trust.

The Quantitative Group of Funds d/b/a "Quant Funds" (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust currently has five series (individually a "Fund" and collectively the "Funds") each with a distinct investment objective: Quant Small Cap, Quant Mid Cap, Quant Growth and Income, Quant Emerging Markets, and Quant Foreign Value.

The Quant Small Cap Fund ("Small Cap") seeks maximum long-term capital appreciation by investing primarily in common stocks of companies with smaller market capitalizations or larger companies with higher than average expected earnings growth rates.

The Quant Mid Cap Fund ("Mid Cap") seeks long-term growth of capital by investing primarily in common stock of companies with medium market capitalizations.

The Quant Growth and Income Fund ("Growth and Income") seeks long-term growth of capital and income by investing primarily in common stocks of larger companies having substantial equity capital that are currently paying dividends.

The Quant Emerging Markets Fund ("Emerging Markets") seeks long-term growth of capital by investing in securities of foreign issuers located in emerging markets.

The Quant Foreign Value Fund ("Foreign Value") seeks long-term capital growth and income by investing in a diversified portfolio consisting primarily of foreign securities. Generally, the Fund invests in Western Europe, Australia, and the larger capital markets in the Far East. The Fund may also invest in emerging markets.

2. Significant Accounting Policies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles for investment companies, which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Security Valuation. Portfolio securities are valued each business day at the last reported sale price up to 4:00 p.m. on the principal exchange or market on which they are traded. If there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For certain securities, where no such sales have been reported, the Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures established by the Funds' Trustees (the "Trustees"), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate on each business day. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using procedures approved by the Trustees.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Each Fund's investment income and realized and unrealized gains and losses are allocated among classes based upon the daily relative net assets.

Repurchase Agreements. The Funds' custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds. The Funds may experience costs and delays in liquidating the collateral if the issuer defaults or enters into bankruptcy.

Foreign Currency Transactions. All monetary items denominated in foreign currencies are translated into U.S. dollars based on the prevailing exchange rate at the close of each business day. Income and expenses denominated in foreign currencies are translated at the prevailing rates of exchange when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from currency gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.

Expenses. The majority of the expenses of the Funds are attributed to the individual Funds for which they are incurred.


--------------------------------------------------------------------------------
           17


 QUANT FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)--Continued

Expenses that are not attributed to a specific Fund are allocated in proportion to the respective net assets of the Funds. Expenses allocable to a Fund are borne pro rata by the holders of both classes of shares of such Fund, except that 12b-1 Plan expenses will not be borne by the holders of Institutional Shares and each class has its own transfer agency fee.

3. Management Fee, Advisory Contracts and Other Affiliate Transactions.

The Funds have entered into a management agreement (the "Management Agreement") with Quantitative Investment Advisors, Inc. (the "Manager") d/b/a Quantitative Advisors. Compensation of the Manager, for management and administration of the Funds, including selection and monitoring of the portfolio advisors, is paid monthly based on the average daily net asset value of each Fund for the month. The annual rate of such fees is 1.00% of the average daily net asset value of Small Cap, Mid Cap and Foreign Value; 0.75% of the average daily net asset value of the Growth and Income Fund; and 0.80% of the average daily net asset value of Emerging Markets.

Under the Management Agreement, the Manager has agreed to reduce its compensation, and if necessary, assume expenses, with respect to Small Cap and Growth and Income to the extent that the total expenses of any of these Funds individually exceed 2% of average net asset value for any fiscal year. The Distribution Agreement calls for the distributor, U.S. Boston Capital Corporation (the "Distributor") to reduce its fee similarly after the Manager's fee has been eliminated. The Manager has also voluntarily agreed to waive fees or assume certain operating expenses of Emerging Markets in order to reduce the total expenses of this Fund to no more than 2.25% of its average net assets. Fund expenses subject to this limitation are exclusive of brokerage, interest, taxes and extraordinary expenses, which include incremental custody costs associated with international securities. Expenses are calculated gross of custody credits, if applicable.

For the six months ended September 30, 2002, the fees waived or expenses reimbursed by the Manager amounted to $3,482. The aggregate management fees, net of fees waived or reimbursed by the Manager amounted to $755,230.

The Manager has entered into advisory contracts with the following sub advisors (collectively the "Advisors") to provide investment advisory services to the following Funds: Columbia Partners, L.L.C., Investment Management (Small Cap, Mid Cap), SSgA Funds Management, Inc. (Growth and Income), Independence Investment LLC. (Emerging Markets), and Polaris Capital Management, Inc. (Foreign Value).

For services rendered, the Manager pays to the Advisor of a Fund a fee generally based on a percentage of the average daily net asset value of the Fund. The fee for each Fund is determined separately. The fees paid by the Manager to the Advisors of the Funds are as follows: Small Cap--0.50% of average daily total net assets; Mid Cap and Emerging Markets--0.40% of average daily total net assets; Growth and Income--0.375% of the first $20 million and 0.30% of amounts in excess of $20 million of average daily total net assets, with an annual minimum of $25,000; and Foreign Value--0.35% of the first $35 million, 0.40% of amounts in excess of $35 million but less than $200 million and 0.50% for assets in excess of $200 million of average daily total net assets.

The Funds have entered into a distribution agreement (the "Distribution Agreement ") with U.S. Boston Capital Corporation (the "Distributor"). For its services under the Distribution Agreement, the Distributor receives a monthly fee at the annual rate of (i) 0.50% of the average net asset value of Ordinary Shareholder accounts of Small Cap, Growth and Income and Emerging Markets and
(ii) 0.25% of the average net asset value of Ordinary Shareholder accounts of Mid Cap and Foreign Value open during the period the plan is in effect. Prior to August 1, 1996, the annual rate for Mid Cap accounts was 0.50%. Holders of Institutional Shares bear no portion of the 12b-1 Plan expenses of the Funds and are not entitled to vote on matters involving the 12b-1 Plan. During the six months ended September 30, 2002, the aggregate fees paid by the Funds pursuant to such Distribution Agreement amounted to $333,600.

A deferred sales charge amounting to 1% of the net asset value of Ordinary Shares redeemed of Small Cap, Growth and Income, Emerging Markets and Foreign Value is withheld from the redemption proceeds and paid to the Distributor. The deferred sales charge is also imposed on redemptions of Ordinary Shares of Mid Cap purchased prior to August 1, 1996. The deferred sales charge is not imposed on redemptions of Institutional Shares and certain other transactions. The Funds have been advised that during the six months ended September 30, 2002, such fees earned by the Distributor were $44,379.

Transfer agent functions are provided to the Funds by Quantitative Institutional Services, a division of the Manager (the "Transfer Agent") pursuant to a transfer agent agreement (the "Transfer Agent Agreement"). The Agreement provides for base fees that are payable to the Transfer Agent at an annual rate of 0.16% of the aggregate average daily net asset value of each class of shares of each Funds and for reimbursement of out of pocket expenses. During the six months ended September 30, 2002, the aggregate fees, paid by the Funds pursuant to such agreement amounted to $140,708.

The Transfer Agent also provides the Fund with other services consisting of in-house legal services, preparation and review of


--------------------------------------------------------------------------------
           18


QUANT FUNDS
--------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS (Unaudited)--Continued

semi-annual and annual reports and EDGAR administration services. These services are provided as additional services agreed to by the Trustees under the provisions of the Transfer Agent Agreement. During the six months ended September 30, 2002, the aggregate fees paid by the Funds pursuant to such agreement amounted to $60,915.

Custody and fund accounting services are provided by State Street Kansas City. Custody credits generated by interest earned on uninvested cash balances maintained by the Funds are used to offset custodial expenses of the Funds.

Each Trustee receives an annual Trustee's fee of $4,000 allocated to each Fund in proportion to the respective net assets of the Funds.

4. Purchases and Sales.

During the six months ended September 30, 2002, purchases of investment securities other than U.S. Government obligations and short-term investments, for Small Cap, Mid Cap, Growth and Income, Emerging Markets and Foreign Value were $18,321,554, $3,379,742, $8,777,636, $10,873,622 and $4,480,332,
respectively. Sales of such securities for the Funds were $17,207,089, $5,072,575, $13,551,678, $10,896,339 and $1,828,663, respectively.

5. Contingent Liability.

The Trust insures itself and all Funds under a policy with ICI Mutual Insurance Company. The annual premium is allocated among the Funds and the Transfer Agent. Additionally, the Funds have committed up to 300% of the annual premium, one third of which was provided in cash, with each Fund's pro rata portion recorded as an asset. The remainder is secured with an irrevocable letter of credit.

6. Shares of Beneficial Interest.

The following schedule shows the number of shareholders each owning 5% or more of a class of shares of a Fund and the total percentage of the class held by such shareholders.

                            5% or Greater Shareholders
                            ---------------------------
Fund                         Number     % of class Held

Small Cap Inst.                7             71%
Mid Cap Inst.                  3             81%
Growth and Income Inst.        3             70%
Emerging Markets Inst.         3             98%
Foreign Value Inst.            6             99%

7. Concentration of Risk.

The relatively large investments of Emerging Markets in Latin American and Southeast Asian countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

8. Federal Income Taxes.

It is the policy of the Funds to distribute all of their taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore no Federal income tax provision is required.

Accumulated capital losses noted in the table represent net capital loss carryovers as of March 31, 2002 which may be available to offset future realized capital gains and thereby reduce future taxable gain distributions. These carryovers expire between March 31, 2007 and March 31, 2010.

In 2002, the Portfolios noted in the table incurred "Post-October" losses during the period from November 1, 2001 through March 31, 2002. These losses were deferred for tax purposes and recognized on April 1, 2002.

The primary differences between book and tax appreciation or depreciation of investments consist of wash sale loss deferrals and return of capital distributions by REITS. The net tax appreciation/depreciation in the table includes unrealized tax gain (loss) on foreign currency and investments.

                                                  Post-             Net Tax
                             Accumulated         October         Appreciation/
Portfolio                  Capital Losses        Deferral        Depreciation
-----------------------   ----------------   ---------------   ----------------

Small Cap Fund                    --                 --         (1,216,323)
Mid Cap Fund                (811,189)          (673,402)        (2,633,480)
Growth & Income Fund        (691,216)        (3,486,256)       (10,234,294)
Emerging Markets Fund     (2,254,775)          (227,618)        (1,325,653)
Foreign Value Fund        (1,024,593)           (18,101)        (2,656,861)

--------------------------------------------------------------------------------
           19


 QUANT FUNDS
   ----------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)--Continued

9. Transactions in Shares of Beneficial Interest.

Transactions in shares of beneficial interest were as follows:

       Six Months Ended                      Year Ended
      September 30, 2002                   March 31, 2002
                                                   ---------------------------------   -------------------------------
   Shares           Dollars            Shares          Dollars

Small Cap
Ordinary Shares:
Shares sold                                            113,486       $   1,775,418         311,902      $  5,720,666
Shares issued in reinvestment of distributions              --                  --             880            16,662
Shares redeemed                                       (298,714)         (4,688,663)       (285,613)       (5,286,773)
  --------       -------------        --------      ------------
Net change                                            (185,228)         (2,913,245)         27,169           450,555
  ========       -------------        ========      ------------
Institutional Shares:
Shares sold                                              5,647             100,534          85,762         1,706,234
Shares issued in reinvestment of distributions              --                  --             120             2,416
Shares redeemed                                         (6,841)           (123,737)       (145,310)       (2,840,906)
  --------       -------------        --------      ------------
Net change                                              (1,194)            (23,203)        (59,428)       (1,132,256)
  ========       -------------        ========      ------------
Total net change for fund                                            $  (2,936,448)                     $   (681,701)
  =============                      ============
Mid Cap
Ordinary Shares:
Shares sold                                             11,410       $     134,291          94,585      $  1,258,014
Shares issued in reinvestment of distributions              --                  --             891            11,672
Shares redeemed                                       (164,944)         (1,845,453)       (156,040)       (2,022,802)
  --------       -------------        --------      ------------
Net change                                            (153,534)         (1,711,162)        (60,564)         (753,116)
  ========       -------------        ========      ------------
Institutional Shares:
Shares sold                                              4,752              58,273           2,793            36,241
Shares issued in reinvestment of distributions              --                  --              97             1,317
Shares redeemed                                         (8,966)           (112,531)         (6,928)          (96,936)
  --------       -------------        --------      ------------
Net change                                              (4,214)            (54,258)         (4,038)          (59,378)
  ========       -------------        ========      ------------
Total net change for fund                                            $  (1,765,420)                     $   (812,494)
  =============                      ============
Growth and Income
Ordinary Shares:
Shares sold                                            142,681       $   1,545,126         407,986      $  5,463,179
Shares issued in reinvestment of distributions              --                  --         138,515         1,836,713
Shares redeemed                                       (555,041)         (5,904,147)       (581,590)       (7,862,258)
  --------       -------------        --------      ------------
Net change                                            (412,360)         (4,359,021)        (35,089)         (562,366)
  ========       -------------        ========      ------------
Institutional Shares:
Shares sold                                              1,195              14,136           4,626            62,587
Shares issued in reinvestment of distributions              --                  --           3,580            48,688
Shares redeemed                                        (34,725)           (411,381)         (7,659)         (107,047)
  --------       -------------        --------      ------------
Net change                                             (33,530)           (397,245)            547             4,228
  ========       -------------        ========      ------------
Total net change for fund                                            $  (4,756,266)                     $   (558,138)
  =============                      ============

--------------------------------------------------------------------------------
           20


QUANT FUNDS
----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (Unaudited)--Continued


        Six Months Ended                       Year Ended
       September 30, 2002                    March 31, 2002
                                                   -----------------------------------   -------------------------------
    Shares            Dollars            Shares          Dollars

Emerging Markets
Ordinary Shares:
Shares sold                                            212,326         $ 1,460,690           138,224       $   928,293
Shares issued in reinvestment of distributions              --                  --            11,782            77,171
Shares redeemed                                        (51,821)           (342,642)         (101,710)         (658,169)
   -------         -----------          --------       -----------
Net change                                             160,505           1,118,048            48,296           347,295
   =======         -----------          ========       -----------
Institutional Shares:
Shares sold                                              2,151              13,171             5,226            29,619
Shares issued in reinvestment of distributions              --                  --             3,760            24,778
Shares redeemed                                       (242,151)         (1,631,109)          (22,042)         (140,008)
  --------         -----------          --------       -----------
Net change                                            (240,000)         (1,617,938)          (13,056)          (85,611)
  ========         -----------          ========       -----------
Total net change for fund                                              $  (499,890)                        $   261,684
    ===========                         ===========
Foreign Value
Ordinary Shares:
Shares sold                                            358,303         $ 3,291,449         1,771,558       $14,235,207
Shares issued in reinvestment of distributions              --                  --             7,430            61,741
Shares redeemed                                       (188,008)         (1,640,796)          (87,088)         (765,748)
  --------         -----------         ---------       -----------
Net change                                             170,295           1,650,653         1,691,900        13,531,200
  ========         -----------         =========       -----------
Institutional Shares:
Shares sold                                             23,288             215,657            12,655            96,342
Shares issued in reinvestment of distributions              --                  --               288             2,402
Shares redeemed                                               (1)                 (6)           (670)           (6,215)
  -----------      --------------      ---------       -----------
Net change                                              23,287             215,651            12,273            92,529
  ==========       -------------       =========       -----------
Total net change for fund                                              $ 1,866,304                         $13,623,729
    =============                       ===========


--------------------------------------------------------------------------------
           21


 QUANT FUNDS
   ----------------------------------------------------------------------------

INTERESTED TRUSTEES* AND OFFICERS:

The business address of each interested Trustee is c/o Quant Funds, 55 Old
Bedford Road, Lincoln, MA 01773.


                      Position(s) Held
                      With Company,
                      Term of Office
Name, Address         And Length of
and (Age)             Time Served **
--------------------- ---------------------

Frederick S. Marius   Clerk, Executive
(38)                  Vice President
---                   ---------------------
Leon Okurowski        Trustee, Vice
(59)                  President and
---
                      Treasurer
                      ---------------------
Willard L. Umphrey    Trustee, President,
(61)                  Chairman
---                   ---------------------



        Number of
        Portfolios in
        Fund Complex
Name, Address         Principal Occupation(s)               Overseen by    Other Directorships
and (Age)             During Past Five Years**              Director       Held by Director
--------------------- ------------------------------------- -------------- ---------------------------------------

Frederick S. Marius   President, General Counsel,                 0        None
        -------------- ---------------------------------------
(38)                  U.S. Boston Capital Corporation
---
                      President, Quantitative
                      Investment Advisors, Inc.
                      Formerly Vice President and Counsel,
                      Putnam Investments
                      -------------------------------------
Leon Okurowski        Director and Vice President,                5        AB&T
        --------------
(59)                  U.S. Boston Capital Corporation                      U.S. Boston Corporation
---                   -------------------------------------
        U.S. Boston Asset Management
         Corporation
        U.S. Boston Funding Corporation
        Quantitative Investment Advisors, Inc.
        USB Corporation
        USB Greenville-86, Inc.
        USB-85 Restaurant Associates, Inc.
        USB Atlantic Associates, Inc.
        BPW Co., Inc.
        U.S. Boston Insurance Agency, Inc.
        U.S. Boston Capital Corporation
        ---------------------------------------
Willard L. Umphrey    Director, U.S. Boston Capital               5        A Plus America
        --------------
(61)                  Corporation                                          AB&T
---                   -------------------------------------
        U.S. Boston Corporation
        U.S. Boston Asset Management
         Corporation
        U.S. Boston Funding Corporation
        Quantitative Investment Advisors, Inc.
        USB Corporation
        USB Greenville-86, Inc.
        USB-85 Restaurant Associates, Inc.
        USB Atlantic Associates, Inc.
        BPW Co., Inc.
        U.S. Boston Insurance Agency, Inc.
        Pear Tree Royalty Company, Inc.
        Profile Systems, Inc.
        Waterfront Parking Corporation
        U.S. Boston Capital Corporation
        ---------------------------------------


--------------------------------------------------------------------------------
           22


QUANT FUNDS
----------------------------------------------------------------------------


NON-INTERESTED TRUSTEES:


The business address of each non-interested Trustee is c/o Quant Funds, 55 Old
Bedford Road, Lincoln, MA 01773.


                      Position(s) Held                                          Number of
                      With Company,                                             Portfolios in
                      Term of Office                                            Fund Complex
Name, Address         And Length of      Principal Occupation(s)                Overseen by    Other Directorships
and (Age)             Time Served **     During Past Five Years**               Director       Held by Director
--------------------- ------------------ -------------------------------------- -------------- ------------------------------

Robert M. Armstrong   Trustee            President, Alumni Career                     5        Director of Alumni Career
(63)                                     Services, Inc. (consulting firm)                      Services, Harvard University,
                            Graduate School of Business
                            Administration
                                         Formerly Associate, Keystone                          Director of Concord-Carlisle
                                         Associates (career management)                        Community Chest
                                         --------------------------------------                ------------------------------
John M. Bulbrook      Trustee            CEO and Treasurer, John M.                   5        Director, John M. Bulbrook
                      ------------------                                        --------------
(60)                                     Bulbrook Insurance Agency, Inc.                       Insurance Agency, Inc.
---                                      --------------------------------------                ------------------------------
Edward E. Burrows     Trustee            Independent consulting actuary-              5        Former Director of Actuarial
                      ------------------                                        --------------
(69)                                     employee benefit plans                                Services, Mintz, Levin, Cohn,
---
                            Ferris, Glovsky and Popeo,
                                         Formerly Vice President of Actuarial
                            PC (law firm/consulting).
                            ------------------------------
                                         Services, Mintz, Levin, Cohn, Ferris,
                                         Glovsky and Popeo, PC (law firm/
                                         consulting)
                                         Formerly President, The Pentad
                                         Corporation (employee benefit
                                         consultants and actuaries).
                                         --------------------------------------
Joseph J. Caruso      Trustee            Principal, Bantam Group, Inc.                5        None
                                         -------------------------------------- -------------- ------------------------------
(59)                  (since 1999)
---                   ------------------
David A. Umstead      Trustee            President, Cape Ann Capital, Inc.,           5        None
             -------------- ------------------------------
(59)                  (since 2001)       Vice President, Independence
---                   ------------------
                                         Investment LLC (f/k/a Independence
                                         International Associates, Inc.)
                                         --------------------------------------

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with one or more of the trust, the Fund's investment advisor, Quantitative Advisors and the Fund's distributor, U.S. Boston Capital Corporation.
** Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

The Fund's Statement of Additional Information ("SAI") includes additional information about Fund Trustees and is available, without charge, upon request.
To obtain a free copy of the current SAI, please call shareholder services at 1-800-326-2151.

--------------------------------------------------------------------------------
           23


                                  QUANT FUNDS
                               55 Old Bedford Road
                                Lincoln, MA 01773
                                 1-800-326-2151
                               www.QuantFunds.com

                                     Manager

                              Quantitative Advisors
                               55 Old Bedford Road
                                Lincoln, MA 01773

                                    Advisors

  Independence Investment LLC      Columbia Partners, LLC, Investment Management
        53 State Street                    1775 Pennsylvania Avenue, N.W.
       Boston, MA 02109                        Washington, D.C. 20006

Polaris Capital Management, Inc.             SSgA Funds Management, Inc.
       125 Summer Street                       One International Place
       Boston, MA 02110                            Boston, MA 02110

                                   Distributor

                        U.S. Boston Capital Corporation
                               55 Old Bedford Road
                                Lincoln, MA 01773

                                    Custodian

                            State Street Kansas City
                             801 Pennsylvania Avenue
                              Kansas City, MO 64105

                                 Transfer Agent

                       Quantitative Institutional Services
                               55 Old Bedford Road
                                Lincoln, MA 01773

                             Independent Accountants

                           PricewaterhouseCoopers LLP
                            1055 Broadway, 10th Floor
                              Kansas City, MO 64105

[LOGO]

QUANT FUNDS
55 Old Bedford Road
  Lincoln, MA 01773
voice 800-326-2151
  fax 781-259-1166
www.QuantFunds.com


Distributed by U.S. Boston Capital Corp.,
Member NASD, SIPC.